Share-based payments - Nexters Long-Term Incentive Plan (Details)	12 Months Ended
Dec. 31, 2022 Options
Share-based payments
Number of options granted	6,617,454
Employee stock option plan
Share-based payments
Number of options granted	2,330,000
Modification of Class B complex vesting option
Share-based payments
Number of options granted	4,267,454
Modification of complex conditional upon listing
Share-based payments
Number of options granted	20,000